Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Real estate, at cost:
Land	$ 3,861,913	$ 3,644,181
Buildings and improvements	11,705,749	10,601,162
Development costs and construction in progress	1,128,037	1,019,337
Leasehold improvements and equipment	126,659	128,288
Total	16,822,358	15,392,968
Less accumulated depreciation and amortization	(3,161,633)	(2,829,862)
Real estate, net	13,660,725	12,563,106
Cash and cash equivalents	1,198,477	583,290
Restricted cash	176,204	251,208
Marketable securities	206,323	191,917
Tenant and other receivables, net of allowance for doubtful accounts of $12,210 and $14,519	109,998	108,194
Investments in partially owned entities	1,246,496	1,249,667
Real Estate Fund investments	513,973	667,710
Receivable arising from the straight-lining of rents, net of allowance of $3,188 and $4,355	787,271	707,200
Deferred leasing and financing costs, net of accumulated amortization of $281,109 and $242,068	475,158	375,567
Identified intangible assets, net of accumulated amortization of $199,821 and $252,121	225,155	253,082
Assets related to discontinued operations	2,238,474	2,636,080
Other assets	410,066	510,203
Assets	21,248,320	20,097,224
LIABILITIES, REDEEMABLE NONCONTROLLING INTERESTS AND EQUITY
Mortgages payable	8,263,165	7,131,231
Senior unsecured notes	1,347,159	1,350,855
Revolving credit facility debt	0	295,870
Accounts payable and accrued expenses	447,745	373,857
Deferred revenue	358,613	359,430
Deferred compensation plan	117,284	116,515
Liabilities related to discontinued operations	1,511,362	1,441,853
Other liabilities	375,830	429,249
Total liabilities	12,421,158	11,498,860
Commitments and contingencies
Redeemable noncontrolling interests:
Class A units - 11,365,550 and 11,292,038 units outstanding	1,336,780	1,002,620
Series D cumulative redeemable preferred units - 1 unit outstanding	1,000	1,000
Total redeemable noncontrolling interests	1,337,780	1,003,620
Vornado shareholders' equity:
Preferred shares of beneficial interest: no par value per share; authorized 110,000,000 shares; issued and outstanding 52,678,939 and 52,682,807 shares	1,277,026	1,277,225
Common shares of beneficial interest: $.04 par value per share; authorized, 250,000,000 shares; issued and outstanding 187,887,498 and 187,284,688 shares	7,493	7,469
Additional capital	6,873,025	7,143,840
Earnings less than distributions	(1,505,385)	(1,734,839)
Accumulated other comprehensive income	93,267	71,537
Total Vornado shareholders' equity	6,745,426	6,765,232
Noncontrolling interests in consolidated subsidiaries	743,956	829,512
Total equity	7,489,382	7,594,744
Total liabilities, redeemable noncontrolling interests and equity	21,248,320	20,097,224
Toys R Us [Member]
Real estate, at cost:
Investments in partially owned entities	0	83,224
All Equity Method Investees Excluding Toys [Member]
Real estate, at cost:
Investments in partially owned entities	$ 1,246,496	$ 1,166,443